CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	32,638,811	20,318,815	1,465,712
Common stock shares outstanding	32,638,811	20,318,815	1,465,712
Convertible preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock authorized	10,000,000	5,000,000	5,000,000
Loans payable, related party			$ 5,200
Series B Preferred Stock [Member]
Convertible preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock shares designated	1,500,000	1,500,000	1,500,000
Convertible preferred stock, issued	0	0	0
Convertible preferred stock, outstanding	0	0	0
Series A Preferred Stock [Member]
Convertible preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock shares designated	1,250,000	1,250,000	1,250,000
Convertible preferred stock, issued	0	0	0
Convertible preferred stock, outstanding	0	0	0